Other Financial Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Other Financial Commitments
Schedule of Other Financial Commitments

€ millions	2017	2016
Operating leases	1,459	1,578
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	207	227
Other purchase obligations	934	650
Purchase obligations	1,141	877
Investments in venture capital funds	182	167
Total	2,782	2,623

Schedule of Maturities of Other Financial Commitments

€ millions			December 31, 2017
	Operating Leases	Purchase Obligations	Investments in Venture Capital Funds
Due 2018	322	662	182
Due 2019 to 2022	778	386	0
Due thereafter	358	93	0
Total	1,459	1,141	182